Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of composition of income tax expenses
The following table presents the composition of income tax expenses for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Current income tax expenses	29,452	48,081	102,715
Withholding income tax expenses	16,894	18,754	14,066
Deferred tax benefits	(10,479)	(13,466)	(21,492)

Total	35,867	53,369	95,289

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
The

following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021:

	For the Year Ended December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	(0.83)	0.60	(1.19)
Tax rate difference from statutory rate in other jurisdictions*	(0.39)	(3.90)	(1.43)
Tax effect of preferential tax treatments	(8.48)	(8.29)	(7.94)
Withholding tax	(1.33)	(0.63)	(0.21)
Change in valuation allowance	(16.80)	(14.56)	(15.65)

Effective income tax rate	(2.83)	(1.78)	(1.42)

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

Schedule of net operating tax loss carry forwards
As of December 31, 2021, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2022	42,591
Loss expiring in 2023	100,218
Loss expiring in 2024	200,747
Loss expiring in 2025	286,268
Loss expiring in 2026 and thereafter	9,155,679

Total	9,785,503

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB in thousands
Deferred tax assets:
Deferred revenue	163,620	143,688
Accrued expenses and other payables	128,886	150,092
Advertising expenses in excess of deduction limit	65,674	130,720
Net operating tax loss carry forwards	621,035	1,662,884
Others	19,036	71,048

Total deferred tax assets	998,251	2,158,432

Less: valuation allowance	(977,333)	(2,122,077)

Net deferred tax assets	20,918	36,355

Deferred tax liabilities :
Acquired intangible assets (Note 24)	(46,112)	(82,191)

Total deferred tax liabilities	(46,112)	(82,191)

Schedule of movement of the aggregate valuation allowances for deferred tax assets
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate	Addition	Expiration of loss carry forward and impact of disposal of subsidiaries	Balance at December 31
	RMB in thousands
2019	(293,955)	—	(248,896)	5,492	(537,359)
2020	(537,359)	105	(484,445)	44,366	(977,333)
2021	(977,333)	—	(1,154,342)	9,598	(2,122,077)